UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2015

Date of reporting period:	2/28/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND

ANNUAL REPORT • FEBRUARY 28, 2015

Objective

Seek high current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the annual report for the Prudential Government Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Government Income Fund

Prudential Government Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	One Year	Five Years	Ten Years
Class A	4.08%	19.69%	50.99%
Class B	3.30	15.15	39.90
Class C	3.30	15.36	41.90
Class R	3.82	18.08	47.26
Class Z	4.34	21.22	54.85
Barclays US Government Bond Index	4.29	18.89	53.78
Barclays US Aggregate ex-Credit Index	4.45	19.45	55.86
Lipper General US Government Funds Average	4.51	17.66	46.45

Average Annual Total Returns (With Sales Charges) as of 3/31/15
	One Year	Five Years	Ten Years
Class A	0.22%	2.80%	3.81%
Class B	–0.84	2.82	3.51
Class C	3.16	3.01	3.65
Class R	4.68	3.52	4.04
Class Z	5.22	4.02	4.55
Barclays US Government Bond Index	5.22	3.80	4.50
Barclays US Aggregate ex-Credit Index	5.30	3.78	4.62
Lipper General US Government Funds Average	5.12	3.41	3.87

Average Annual Total Returns (With Sales Charges) as of 2/28/15
	One Year	Five Years	Ten Years
Class A	–0.61%	2.71%	3.73%
Class B	–1.70	2.68	3.41
Class C	2.30	2.90	3.56
Class R	3.82	3.38	3.95
Class Z	4.34	3.92	4.47

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Average Annual Total Returns (Without Sales Charges) as of 2/28/15
	One Year	Five Years	Ten Years
Class A	4.08%	3.66%	4.21%
Class B	3.30	2.86	3.41
Class C	3.30	2.90	3.56
Class R	3.82	3.38	3.95
Class Z	4.34	3.92	4.47

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Government Income Fund (Class A shares) with a similar investment in the Barclays US Government Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (February 28, 2005) and the account values at the end of the current fiscal year (February 28, 2015) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class R, and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Government Income Fund	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1% up to $3 billion, .80% next $1 billion, and .50% over $4 billion	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays US Government Bond Index

The Barclays US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Barclays US Aggregate ex-Credit Index

The Barclays US Aggregate ex-Credit Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar-denominated. The index covers the US investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

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Lipper General US Government Funds Average

The Lipper General US Government Funds Average (Lipper Average) is based on the average return of all funds in the Lipper General US Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in US government and agency issues.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 2/28/15
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.12	1.05%	1.00%
Class B	0.04	0.36	0.36
Class C	0.04	0.35	0.35
Class R	0.09	0.84	0.60
Class Z	0.14	1.35	1.35

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
US Treasury Notes, 1.250%, 01/31/2020	7.3%
US Treasury Notes, 1.625%, 04/30/2019	3.9
Federal National Mortgage Association, 3.000%, TBA	3.4
US Treasury Notes, 2.875%, 03/31/2018	3.1
US Treasury Notes, 1.250%, 11/30/2018	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Allocation expressed as a percentage of net assets as of 2/28/15
US Government Agency Obligations	43.2%
US Treasury Obligations	29.2
Commercial Mortgage-Backed Securities	20.2
Collateralized Loan Obligations	2.1
Foreign Government Agency Obligation	0.3

Allocation reflects only long-term investments and are subject to change.

Prudential Government Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Government Income Fund’s (the “Fund”) Class A shares returned 4.08% during the 12-month reporting period that ended February 28, 2015, underperforming the 4.29% gain of the Barclays US Government Bond Index (the “Index”), which does not include the effect of mutual fund operating expenses. The Fund underperformed the 4.45% return of the Barclays US Aggregate ex-Credit Index (the style-appropriate benchmark index), which also does not include the effect of mutual fund operating expenses. In addition, the Fund underperformed the Lipper General US Government Funds Average, which rose 4.51% during the period.

What were conditions like in the US government bond market?

In the second quarter of 2014, the US Treasury yield curve flattened on expectations that the Federal Reserve (“Fed”) was considering a rate hike sometime in 2015. US agency mortgage-backed securities posted strong gains amid supportive market technicals, including low supply stemming from weaker residential mortgage originations, low prepayment activity, and the Fed’s quantitative easing asset purchases. Proposals to reform the federal government’s role in mortgage finance, including reforms to Fannie Mae and Freddie Mac, failed to move forward.

During the third quarter, Treasury yields fell despite the Fed’s announcement that it would end its quantitative easing program in October and as anticipation mounted about a short-term rate hike. Agency mortgage-backed securities weakened on a modest pickup in supply, but rebounded later in the quarter as supply declined and higher yields attracted significant buying.

As expected, the Fed concluded its quantitative easing asset purchase program in October 2014. Treasury yields once again confounded expectations and fell through the end of the fourth quarter. Agency mortgage-backed securities continued to benefit from positive market technicals, including low supply, with yield-based investors increasing their buying on any dip in prices, and the Fed’s regular market operations. GNMA securities, however, underperformed due to increased supply, adverse prepayment behavior, and limited investor demand relative to FNMA securities.

Treasuries performed solidly in January 2015 with longer-maturity issues outperforming shorter-maturity issues. The Treasury market benefited from muted global economic growth and inflation, highly accommodative policy from many global central banks, a reduced supply of high-quality bonds, and Treasuries’ higher yields compared to the government bonds of many other countries. Agency mortgage-backed securities, however, did not keep pace with the rally in Treasuries. They were further pressured by the announcement of a reduction in annual mortgage insurance premiums for refinancing or purchases through the GNMA Federal Housing Administration program.

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Treasuries sold off during February 2015 on anticipation of Fed Chair Janet Yellen’s testimony before Congress as well as rate locking ahead of a large corporate issuance in March. (Treasury locks are commonly used by companies to lock in the interest rate they will pay on a planned bond issuance.) Agency mortgage-backed securities outperformed Treasuries in February as fears of a refinancing wave waned.

How did the Fund’s sector allocation strategy affect its performance?

Sector allocation was a positive contributor to performance during the reporting period.

•	The Fund’s allocation to commercial mortgage-backed securities (CMBS) added significantly to returns.

•

The Fund benefited from tactical basis trading. (Basis trading is a strategy that aims to profit from the perceived mispricing of one fixed income sector versus another, for example, MBS versus Treasuries).

•	A modest position in municipal bonds enhanced results.

How did security selection affect the Fund’s performance?

Security selection was a positive contributor to Fund returns during the period.

•

Individual issue selection of mortgage-backed securities added significantly to results. More specifically, the Fund benefited from its investments in aged vintage 30-year securities with 5.5% coupons, its underweight position in GNMAs, and its holdings of 15-year issues with 3% coupons.

•	In addition, the Fund’s higher-rated bias within CMBS added to results.

•	The Fund’s enhanced cash portfolio added to returns. (Enhanced cash investments generally have longer maturities than traditional money market securities.)

•	Detracting from performance was security selection among US government securities.

How did the Fund’s curve positioning and duration strategies affect its performance?

A curve positioning strategy attempts to gain from changes in the yield curve of US Treasury securities. Duration measures the approximate price volatility of a bond portfolio for a given change in interest rates. During the reporting period, the Fund’s duration and yield curve positioning strategies contributed positively to performance as the portfolio was positioned long duration relative to the benchmark and positioned to benefit from a flatter yield curve. At period end, the Fund held a slightly long duration position of 0.33 years.

Prudential Government Income Fund	7

Strategy and Performance Overview (continued)

Did the Fund have exposure to derivatives?

The Fund held futures contracts on US Treasury securities as well as interest rate swaps to help manage the portfolio’s duration and yield curve exposure and reduce its sensitivity to changes in interest rates. Overall, this strategy had a positive impact on performance during the reporting period.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Government Income Fund	9

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Government Income Fund		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,020.20	1.01%	$5.06
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Class B	Actual	$1,000.00	$1,015.40	1.76%	$8.79
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80

Class C	Actual	$1,000.00	$1,016.40	1.76%	$8.80
	Hypothetical	$1,000.00	$1,016.07	1.76%	$8.80

Class R	Actual	$1,000.00	$1,017.90	1.26%	$6.30
	Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

Class Z	Actual	$1,000.00	$1,021.50	0.76%	$3.81
	Hypothetical	$1,000.00	$1,021.03	0.76%	$3.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the 12-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.06%	1.01%
B	1.76	1.76
C	1.76	1.76
R	1.51	1.26
Z	0.76	0.76

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Government Income Fund	11

Portfolio of Investments

as of February 28, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 95.4%

ASSET-BACKED SECURITIES 2.1%

Collateralized Loan Obligations
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.800%(a)	10/17/26	1,250	$1,249,354
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.657(a)	01/17/26	500	494,769
Magnetite CLO Ltd., Series 2014-9A, Class A1, 144A	1.676(a)	07/25/26	2,250	2,230,572
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.733(a)	04/15/26	2,500	2,497,030
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.723(a)	04/15/26	500	497,052
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.885(a)	04/20/26	3,750	3,740,100

TOTAL ASSET-BACKED SECURITIES (cost $10,727,910)				10,708,877

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.2%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293	12/11/49	280	282,174
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223	08/15/48	2,609	2,740,914
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540	12/10/45	2,000	1,965,430
Commercial Mortgage Trust, Series 2007-GG9, Class A2	5.381	03/10/39	321	321,934
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.466(a)	02/15/39	300	310,450
Fannie Mae-ACES,
Series 2012-M2, Class A2	2.717	02/25/22	270	276,844
Series 2012-M13, Class A2	2.377	05/25/22	3,250	3,253,221
Series 2013-M3, Class X1, I/O	4.024(a)	02/25/16	1,256	20,841
Series 2014-M2, Class A2	3.513(a)	12/25/23	3,950	4,244,350
FHLMC Multifamily Structured Pass-Through Certificates,
Series K003, Class A5	5.085	03/25/19	500	562,546
Series K004, Class A2	4.186	08/25/19	8,500	9,308,826
Series K005, Class A2	4.317	11/25/19	1,900	2,096,511
Series K008, Class X1, I/O	1.652(a)	06/25/20	28,336	1,868,646

See Notes to Financial Statements.

Prudential Government Income Fund	13

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (Continued)
Series K019, Class X1, I/O	1.731%(a)	03/25/22	27,178	$2,662,067
Series K020, Class X1, I/O	1.464(a)	05/25/22	15,100	1,282,848
Series K021, Class X1, I/O	1.502(a)	06/25/22	16,375	1,436,883
Series K024, Class A2	2.573	09/25/22	5,125	5,215,764
Series K025, Class X1, I/O	0.899(a)	10/25/22	41,781	2,314,638
Series K026, Class A2	2.510	11/25/22	6,400	6,476,909
Series K029, Class A2	3.320	02/25/23	6,400	6,829,165
Series K032, Class A2	3.310(a)	05/25/23	5,100	5,436,982
Series K033, Class A2	3.060(a)	07/25/23	6,400	6,699,840
Series K034, Class A2	3.531(a)	07/25/23	7,800	8,439,545
Series K501, Class X1A, I/O	1.643(a)	08/25/16	5,590	92,592
Series K710, Class X1, I/O	1.777(a)	05/25/19	13,226	844,933
Series K711, Class X1, I/O	1.706(a)	07/25/19	12,804	795,044
Series KSMC, Class A2	2.615	01/25/23	6,400	6,483,917
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD11, Class A3	5.784(a)	06/15/49	1,267	1,282,917
Series 2013-LC11, Class A4	2.694	04/15/46	1,000	998,962
Series 2014-C23, Class A3	3.368	09/15/47	2,500	2,602,497
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834	05/15/46	1,000	1,011,099
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4B	5.255(a)	09/15/42	1,192	1,212,940
NCUA Guaranteed Notes, Series 2010-C1, Class A2	2.900	10/29/20	4,000	4,099,944
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792	12/10/45	2,400	2,421,365
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AMFX	5.179(a)	07/15/42	2,400	2,435,093
Series 2006-C23, Class A5	5.416(a)	01/15/45	2,000	2,059,688
Series 2006-C25, Class A5	5.712(a)	05/15/43	3,000	3,124,866

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $102,745,045)				103,513,185

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT AGENCY OBLIGATION 0.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $1,758,738)	3.150%	07/24/24	1,765	$1,822,786

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.1%
MLCC Mortgage Investors, Inc., Series 2003-E, Class A1	0.791(a)	10/25/28	142	135,452
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.547(a)	02/25/34	605	602,222

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $749,238)				737,674

SMALL BUSINESS ADMINISTRATION AGENCIES 0.3%
Small Business Administration Participation Certificates,
Series 1995-20L, Class 1, U.S. Govt. Gtd. Notes	6.450	12/01/15	204	208,092
Series 1996-20H, Class 1, U.S. Govt. Gtd. Notes	7.250	08/01/16	235	242,888
Series 1996-20K, Class 1, U.S. Govt. Gtd. Notes	6.950	11/01/16	261	270,075
Series 1997-20A, Class 1, U.S. Govt. Gtd. Notes	7.150	01/01/17	68	70,985
Series 1998-20I, Class 1, U.S. Govt. Gtd. Notes	6.000	09/01/18	555	577,570

TOTAL SMALL BUSINESS ADMINISTRATION AGENCIES (cost $1,323,618)				1,369,610

U.S. GOVERNMENT AGENCY OBLIGATIONS 43.2%
Fannie Mae, Series 2002-57, Class ND	5.500	09/25/17	289	305,708
Federal Home Loan Mortgage Corp.	0.750	01/12/18	1,425	1,410,713
Federal Home Loan Mortgage Corp.	2.354(a)	05/01/34	1,084	1,153,620
Federal Home Loan Mortgage Corp.	3.000	TBA	3,000	3,045,938
Federal Home Loan Mortgage Corp.	3.000	10/01/28-06/01/29	1,868	1,963,931
Federal Home Loan Mortgage Corp.(c)	3.500	TBA	2,500	2,616,113
Federal Home Loan Mortgage Corp.(c)	3.500	TBA	1,000	1,060,938
Federal Home Loan Mortgage Corp.	3.500	08/01/26-06/01/42	4,692	4,945,957
Federal Home Loan Mortgage Corp.	4.000	06/01/26-12/01/40	7,821	8,387,854
Federal Home Loan Mortgage Corp.	4.500	09/01/39	4,040	4,390,877
Federal Home Loan Mortgage Corp.	5.000	06/01/33-05/01/34	5,126	5,694,559

See Notes to Financial Statements.

Prudential Government Income Fund	15

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	5.500%	05/01/37-01/01/38	657	$735,027
Federal Home Loan Mortgage Corp.	6.000	08/01/32-09/01/34	464	527,408
Federal Home Loan Mortgage Corp.	6.500	09/01/32	529	614,235
Federal Home Loan Mortgage Corp.	7.000	09/01/32	55	62,453
Federal Home Loan Mortgage Corp.	8.000	03/01/22-08/01/22	31	31,599
Federal Home Loan Mortgage Corp.	8.500	01/01/17-09/01/19	25	26,450
Federal Home Loan Mortgage Corp.	9.000	01/01/20	15	14,972
Federal Home Loan Mortgage Corp.	11.500	10/01/19	4	4,375
Federal National Mortgage Association(b)	0.875	05/21/18	935	925,442
Federal National Mortgage Association	1.625	01/21/20	4,520	4,514,318
Federal National Mortgage Association	1.875	02/19/19	135	137,432
Federal National Mortgage Association	1.988(a)	04/01/34	450	477,525
Federal National Mortgage Association	2.189(a)	07/01/33	2,936	3,105,155
Federal National Mortgage Association	2.192(a)	04/01/34	795	844,647
Federal National Mortgage Association	2.225(a)	06/01/34	782	832,074
Federal National Mortgage Association	2.500	TBA	6,000	6,132,422
Federal National Mortgage Association(c)	2.500	TBA	4,500	4,608,985
Federal National Mortgage Association	2.625	09/06/24	2,925	3,007,886
Federal National Mortgage Association	3.000	TBA	17,000	17,272,337
Federal National Mortgage Association	3.000	01/01/27-07/01/43	10,092	10,426,263
Federal National Mortgage Association(c)	3.500	TBA	12,000	12,576,328
Federal National Mortgage Association	3.500	09/01/26-05/01/42	16,068	16,898,978
Federal National Mortgage Association(c)	4.000	TBA	3,500	3,734,336
Federal National Mortgage Association(c)	4.000	TBA	8,000	8,553,218
Federal National Mortgage Association	4.000	09/01/40	3,099	3,324,410
Federal National Mortgage Association(d)	4.500	01/01/20	165	173,640
Federal National Mortgage Association	4.500	04/01/41	3,511	3,829,681
Federal National Mortgage Association(c)	5.000	TBA	1,500	1,663,711
Federal National Mortgage Association	5.000	07/01/18-05/01/36	3,816	4,159,367
Federal National Mortgage Association	5.500	08/01/15-11/01/36	12,101	13,683,117
Federal National Mortgage Association	6.000	08/01/21-05/01/36	3,451	3,912,233
Federal National Mortgage Association	6.500	11/01/15-10/01/37	3,328	3,879,832
Federal National Mortgage Association(d)	6.500	07/01/32	1,387	1,655,316

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Association	7.000%	05/01/24-12/01/31	713	$804,426
Federal National Mortgage Association(d)	7.000	05/01/24-02/01/36	537	583,319
Federal National Mortgage Association	9.000	04/01/25	11	12,916
Federal National Mortgage Association	9.500	01/01/25-02/01/25	21	22,004
Financing Corp., FICO STRIPS P/O, Series 4P, Debs.	1.390(e)	10/06/17	2,640	2,563,102
Series D-P, Sec’d. Notes	2.224(e)	09/26/19	2,090	1,925,810
Freddie Mac REMICS, Series 2002-2496, Class PM	5.500	09/15/17	882	922,808
Series 2002-2501, Class MC	5.500	09/15/17	299	310,039
Series 2002-2513, Class HC	5.000	10/15/17	1,482	1,563,084
Government National Mortgage Association(c)	3.000	TBA	4,500	4,621,781
Government National Mortgage Association(c)	3.500	TBA	7,000	7,341,250
Government National Mortgage Association	3.500	02/20/45	3,000	3,158,755
Government National Mortgage Association(c)	4.000	TBA	7,500	7,974,609
Government National Mortgage Association	4.000	02/20/41-11/20/44	4,011	4,287,260
Government National Mortgage Association(c)	4.500	TBA	3,500	3,831,953
Government National Mortgage Association	4.500	02/20/40-03/20/41	5,069	5,529,269
Government National Mortgage Association	5.000	07/15/33-04/15/34	2,452	2,754,303
Government National Mortgage Association	5.500	02/15/34-02/15/36	1,062	1,224,734
Government National Mortgage Association	7.000	03/15/22-02/15/29	2,037	2,179,848
Government National Mortgage Association	7.500	01/15/23-07/15/24	261	279,693
Government National Mortgage Association	8.500	04/15/25	267	323,195
Government National Mortgage Association	9.500	09/15/16-08/20/21	70	71,969
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503	10/30/20	1,416	1,453,173

See Notes to Financial Statements.

Prudential Government Income Fund	17

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Ukraine AID, USAID Bond, U.S. Gov’t. Gtd. Notes	1.844%	05/16/19	850	$861,144

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $215,400,083)				221,921,824

U.S. TREASURY OBLIGATIONS 29.2%
U.S. Treasury Bonds	2.500	02/15/45	2,865	2,805,686
U.S. Treasury Bonds	2.875	05/15/43	200	210,781
U.S. Treasury Bonds(b)	3.000	11/15/44	450	487,265
U.S. Treasury Notes	1.250	11/30/18	15,850	15,842,566
U.S. Treasury Notes(b)	1.250	01/31/20	37,685	37,240,430
U.S. Treasury Notes	1.375	06/30/18-02/29/20	15,930	15,964,700
U.S. Treasury Notes	1.500	12/31/18	3,945	3,975,203
U.S. Treasury Notes	1.625	04/30/19-12/31/19	22,461	22,683,692
U.S. Treasury Notes	2.375	05/31/18	12,765	13,276,596
U.S. Treasury Notes(b)	2.875	03/31/18	15,330	16,174,346
U.S. Treasury Notes(f)	3.375	05/15/44	3,525	4,084,044
U.S. Treasury STRIPS	2.037(e)	02/15/22	1,875	1,642,796
U.S. Treasury STRIPS	2.183(e)	02/15/28	695	509,851
U.S. Treasury STRIPS	2.240(e)	05/15/28	345	251,313
U.S. Treasury STRIPS	2.280(e)	02/15/29	345	245,719
U.S. Treasury STRIPS	2.329(e)	02/15/30	690	477,513
U.S. Treasury STRIPS	2.403(e)	08/15/21	5,070	4,498,028
U.S. Treasury STRIPS(b)	3.075(e)	08/15/24	6,700	5,473,552
U.S. Treasury STRIPS, P/O	2.351(e)	05/15/43	2,040	958,523
U.S. Treasury STRIPS, P/O	3.413(e)	05/15/44	6,215	2,858,651
U.S. Treasury STRIPS, P/O(b)	3.879(e)	02/15/44	1,045	483,534

TOTAL U.S. TREASURY OBLIGATIONS (cost $148,758,759)				150,144,789

TOTAL LONG-TERM INVESTMENTS (cost $481,463,391)				490,218,745

SHORT-TERM INVESTMENTS 31.2%

			Shares

AFFILIATED MUTUAL FUNDS 31.1%
Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund (cost $14,478,119)(g)			1,592,036	14,853,700

See Notes to Financial Statements.

18

Description			Shares	Value (Note 1)
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $144,964,912; includes $36,972,887 of cash collateral for securities on loan)(g)(h)			144,964,912	$144,964,912

TOTAL AFFILIATED MUTUAL FUNDS (cost $159,443,031; Note 3)				159,818,612

			Notional Amount (000)#

OPTIONS PURCHASED* 0.1%

Call Options
10 Year U.S. Treasury Note Futures,
expiring 04/24/15, Strike Price $127.00			16,500	262,969
10 Year U.S. Treasury Note Futures,
expiring 04/24/15, Strike Price $133.00			16,500	12,890

TOTAL OPTIONS PURCHASED (cost $209,594)				275,859

TOTAL SHORT-TERM INVESTMENTS (cost $159,652,625)				160,094,471

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTION WRITTEN 126.6% (cost $641,116,016; Note 5)				650,313,216

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITY SOLD SHORT (0.1)%

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Association (proceeds received $542,656)	4.500%	TBA	500	(543,430)

			Notional Amount (000)#
OPTION WRITTEN*

Call Option
10 Year U.S. Treasury Note Futures, expiring 04/24/15, Strike Price $130.00 (premiums received $112,672)			33,000	(139,219)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTION WRITTEN 126.5% (cost $640,460,688; Note 5)				649,630,567
Liabilities in excess of other assets(i) (26.5)%				(136,143,597)

NET ASSETS 100.0%				$513,486,970

See Notes to Financial Statements.

Prudential Government Income Fund	19

Portfolio of Investments

as of February 28, 2015 continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ACES—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

CMBS—Collateralized Mortgage-Backed Security

FHLMC—Federal Home Loan Mortgage Corp.

FICO—Financing Corp.

I/O—Interest Only

LIBOR—London Interbank Offered Rate

P/O—Principal Only

REMICS—Real Estate Mortgage Investment Conduit Security

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USAID—United States Agency for International Development

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,256,529; cash collateral of $36,972,887 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	All or a partial principal amount of $55,500,000 represents to-be announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(d)	Represents security, or a portion thereof, segregated as a collateral for futures contracts.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

20

Futures contracts outstanding at February 28, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
603	2 Year U.S. Treasury Notes	Jun. 2015	$131,766,875	$131,802,610	$35,735
294	10 Year U.S. Treasury Notes	Jun. 2015	37,422,387	37,572,281	149,894
160	U.S. Ultra Treasury Bonds	Jun. 2015	26,626,001	26,925,000	298,999

					484,628

	Short Positions:
438	5 Year U.S. Treasury Notes	Jun. 2015	52,104,678	52,245,187	(140,509)
29	U.S. Long Bonds	Jun. 2015	4,699,933	4,693,469	6,464

					(134,045)

					$350,583

(1)	U.S. Government Agency obligations with a combined market value of $1,433,642 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at February 28, 2015.

Interest rate swap agreements outstanding at February 28, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
4,755	11/30/16	0.945%	3 Month LIBOR(1)	$(25,933)	$—	$(25,933)	Citigroup Global Markets
7,700	02/15/19	1.656%	3 Month LIBOR(1)	(62,466)	—	(62,466)	Citigroup Global Markets
7,700	02/15/19	1.794%	3 Month LIBOR(2)	104,063	—	104,063	JPMorgan Chase

				$15,664	$—	$15,664

See Notes to Financial Statements.

Prudential Government Income Fund	21

Portfolio of Investments

as of February 28, 2015 continued

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
34,500	09/30/15	0.496%	3 Month LIBOR(2)	$236	$34,024	$33,788
100	02/21/16	0.429%	3 Month LIBOR(1)	150	28	(122)
8,625	06/30/16	0.618%	3 Month LIBOR(1)	172	(2,261)	(2,433)
31,790	06/30/16	0.655%	3 Month LIBOR(1)	(3,531)	(24,054)	(20,523)
8,820	06/30/16	0.655%	3 Month LIBOR(1)	172	(6,689)	(6,861)
20,270	08/29/16	0.710%	3 Month LIBOR(1)	138	(13,945)	(14,083)
5,460	05/31/19	1.730%	3 Month LIBOR(1)	88	(40,812)	(40,900)
16,090	08/29/19	1.804%	3 Month LIBOR(2)	160	172,284	172,124
11,860	09/17/21	2.358%	3 Month LIBOR(2)	221	375,960	375,739
30,660	10/31/21	1.957%	3 Month LIBOR(1)	(37,504)	(143,090)	(105,586)
6,200	01/13/22	2.351%	3 Month LIBOR(1)	187	(188,874)	(189,061)
7,335	01/13/22	2.480%	3 Month LIBOR(1)	194	(285,566)	(285,760)
2,590	01/22/22	2.467%	3 Month LIBOR(1)	165	(98,577)	(98,742)
13,090	12/20/23	2.932%	3 Month LIBOR(1)	255	(952,325)	(952,580)
15,075	08/18/24	2.750%	3 Month LIBOR(2)	185	871,796	871,611
4,380	08/29/24	2.560%	3 Month LIBOR(1)	123	(180,328)	(180,451)
17,500	09/17/24	2.732%	3 Month LIBOR(1)	290	(982,317)	(982,607)
6,370	09/17/29	3.070%	3 Month LIBOR(2)	214	614,264	614,050

				$(38,085)	$(850,482)	$(812,397)

A U.S. Treasury obligation with a market value of $1,228,110 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at February 28, 2015.

(1)	The Fund pays the fixed rated and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

22

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$6,968,777	$3,740,100
Commercial Mortgage-Backed Securities	—	103,513,185	—
Foreign Government Agency Obligation	—	1,822,786	—
Residential Mortgage-Backed Securities	—	737,674	—
Small Business Administration Agencies	—	1,369,610	—
U.S. Government Agency Obligations	—	221,921,824	—
U.S. Treasury Obligations	—	150,144,789	—
Affiliated Mutual Funds	159,818,612	—	—
Options Purchased	275,859	—	—
U.S. Government Agency Obligation - Security Sold Short	—	(543,430)	—
Option Written	(139,219)	—	—
Other Financial Instruments*
Futures Contracts	350,583	—	—
Interest Rate Swap Agreements
Over-the-counter swap agreements	—	15,664	—
Exchange-Traded Swap Agreements	—	(812,397)	—

Total	$160,305,835	$485,138,482	$3,740,100

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows (Unaudited):

U.S. Government Agency Obligations	43.2%
Affiliated Mutual Funds (including 7.2% of collateral for securities on loan)	31.1
U.S. Treasury Obligations	29.2
Commercial Mortgage-Backed Securities	20.2
Collateralized Loan Obligations	2.1
Foreign Government Agency Obligation	0.3
Small Business Administration Agencies	0.3
Residential Mortgage-Backed Securities	0.1%
Options Purchased	0.1

126.6
U.S. Government Agency Obligation - Security Sold Short	(0.1)
Option Written	— *
Liabilities in excess of other assets	(26.5)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

Prudential Government Income Fund	23

Portfolio of Investments

as of February 28, 2015 continued

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	$104,063		Unrealized depreciation on over-the-counter swap agreements	$88,399
Interest rate contracts	Due to/from broker—variation margin futures	491,092	*	Due to/from broker—variation margin futures	140,509	*
Interest rate contracts	Due to/from broker—variation margin swaps	2,067,312	*	Due to/from broker—variation margin swaps	2,879,709	*
Interest rate contracts	Unaffiliated Investments	275,859		Options written outstanding, at value	139,219

Total		$2,938,326			$3,247,836

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Forward rate agreements	Swaps	Total
Interest rate contracts	$1,133,805	$(556,236)	$12,963	$(1,920)	$(2,496,107)	$(1,907,495)

*	Included in net unrealized gain (loss) on investment Transactions in the Statement of Operations.

See Notes to Financial Statements.

24

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Options Purchased*	Options Written	Forward rate agreements	Swaps	Total
Interest rate contracts	$200,211	$194,106	$(26,547)	$(1,056)	$783,575	$1,150,289

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 28, 2015, the Fund’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts—Long Positions(3)	Futures Contracts—Short Positions(3)	Forward rate agreements(2)	Interest Rate Swap Agreements(2)
$240,547	$13,640,200	$100,403,511	$59,781,929	$14,400,000	$240,255,000

(1)	Cost.
(2)	Notional Amount.
(3)	Value at Trade Date.

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Citigroup Global Markets	$—	$—	$—	$—
JPMorgan Chase	104,063	—	—	104,063

	$104,063			$104,063

See Notes to Financial Statements.

Prudential Government Income Fund	25

Portfolio of Investments

as of February 28, 2015 continued

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Citigroup Global Markets	$(88,399)	$—	$—	$(88,399)
JPMorgan Chase	—	—	—	—

	$(88,399)			$(88,399)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

26

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • FEBRUARY 28, 2015

Prudential Government Income Fund

Statement of Assets & Liabilities

as of February 28, 2015

Assets
Investments at value, including securities on loan of $36,256,529:
Unaffiliated Investments (cost $481,672,985)	$490,494,604
Affiliated Investments (cost $159,443,031)	159,818,612
Receivable for investments sold	115,576,799
Dividends and interest receivable	1,687,439
Receivable for Fund shares sold	325,450
Unrealized appreciation on over-the-counter swap agreements	104,063
Due from broker—variation margin swaps	81,816
Due from broker—variation margin futures	80,516
Prepaid expenses	2,819

Total assets	768,172,118

Liabilities
Payable for investments purchased	215,390,330
Payable to broker for collateral for securities on loan	36,972,887
Payable for Fund shares reacquired	757,531
Securities sold short, at value (proceeds received $542,656)	543,430
Accrued expenses and other liabilities	249,181
Management fee payable	198,805
Options written outstanding, at value (premiums received $112,672)	139,219
Payable to custodian	133,834
Distribution fee payable	90,885
Unrealized depreciation on over-the-counter swap agreements	88,399
Dividends payable	57,414
Affiliated transfer agent fee payable	53,702
Deferred directors’ fees	9,531

Total liabilities	254,685,148

Net Assets	$513,486,970

Net assets were comprised of:
Common stock, at par	$524,816
Paid-in capital in excess of par	500,199,083

500,723,899
Undistributed net investment income	249,759
Accumulated net realized gain on investment transactions	3,791,621
Net unrealized appreciation on investments	8,721,691

Net assets, February 28, 2015	$513,486,970

See Notes to Financial Statements.

28

Class A
Net asset value and redemption price per share ($387,663,465 ÷ 39,608,907 shares of common stock issued and outstanding)	$9.79
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.25

Class B
Net asset value, offering price and redemption price per share ($3,805,331 ÷ 388,216 shares of common stock issued and outstanding)	$9.80

Class C
Net asset value, offering price and redemption price per share ($10,016,148 ÷ 1,021,166 shares of common stock issued and outstanding)	$9.81

Class R
Net asset value, offering price and redemption price per share ($13,089,226 ÷ 1,335,496 shares of common stock issued and outstanding)	$9.80

Class Z
Net asset value, offering price and redemption price per share ($98,912,800 ÷ 10,127,810 shares of common stock issued and outstanding)	$9.77

See Notes to Financial Statements.

Prudential Government Income Fund	29

Statement of Operations

Year Ended February 28, 2015

Net Investment Income
Income
Interest income	$10,488,361
Affiliated dividend income	491,598
Affiliated income from securities loaned, net	32,166

Total income	11,012,125

Expenses
Management fee	2,555,368
Distribution fee—Class A	1,211,781
Distribution fee—Class B	46,825
Distribution fee—Class C	103,941
Distribution fee—Class R	91,333
Transfer agent’s fees and expenses (including affiliated expense of $260,000)	846,000
Custodian’s fees and expenses	163,000
Shareholders’ reports	101,000
Registration fees	90,000
Audit fee	35,000
Directors’ fees	25,000
Legal fees and expenses	24,000
Insurance expenses	7,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	12,282

Total expenses	5,313,530
Less: Distribution fee waiver—Class A	(201,963)
Distribution fee waiver—Class R	(30,444)

Net expenses	5,081,123

Net investment income	5,931,002

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated: ($3,805,117))	8,452,965
Futures transactions	1,133,805
Forward rate agreements	(1,920)
Options written transactions	12,963
Swap agreement transactions	(2,496,107)

7,101,706

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $375,581)	6,337,317
Futures	200,211
Options written	(26,547)
Swap agreements	783,575
Forward rate agreements	(1,056)

7,293,500

Net gain on investment transactions	14,395,206

Net Increase In Net Assets Resulting From Operations	$20,326,208

See Notes to Financial Statements.

30

Statement of Changes in Net Assets

	Year Ended February 28,
	2015	2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,931,002	$8,185,235
Net realized gain on investment transactions	7,101,706	139,101
Net change in unrealized appreciation (depreciation) on investments	7,293,500	(12,792,732)

Net increase (decrease) in net assets resulting from operations	20,326,208	(4,468,396)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,896,033)	(6,982,674)
Class B	(21,903)	(63,357)
Class C	(47,792)	(136,093)
Class R	(116,553)	(137,674)
Class Z	(1,165,689)	(1,550,009)

	(6,247,970)	(8,869,807)

Distributions from net realized gains
Class A	—	(2,630,958)
Class B	—	(39,804)
Class C	—	(84,115)
Class R	—	(59,336)
Class Z	—	(447,673)

	—	(3,261,886)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	84,857,448	73,570,317
Net asset value of shares issued in reinvestment of dividends and distributions	5,397,121	10,861,543
Cost of shares reacquired	(104,479,092)	(159,094,355)

Net decrease in net assets from Fund share transactions	(14,224,523)	(74,662,495)

Total decrease	(146,285)	(91,262,584)

Net Assets:
Beginning of year	513,633,255	604,895,839

End of year (a)	$513,486,970	$513,633,255

(a) Includes undistributed net investment income of:	$249,759	—

See Notes to Financial Statements.

Prudential Government Income Fund	31

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company consists of two funds: Prudential Government Income Fund (the “Fund”) and Prudential Floating Rate Income Fund. These financial statements relate to Prudential Government Income Fund.

The Fund’s investment objective is to seek high current return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the

32

last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by

Prudential Government Income Fund	33

Notes to Financial Statements

continued

the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain/(loss). When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statement of Operations as net realized gain/(loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of

34

futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded options and guarantees the options contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

Prudential Government Income Fund	35

Notes to Financial Statements

continued

the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange-traded swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

When-Issued and Delayed-Delivery Securities: The Fund may purchase securities, including money market obligations, municipal bonds or other obligations, on a when-issued, delayed-delivery or forward commitment basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are expected to be delivered. These types of investments potentially leverage the Fund, which could magnify losses. The Fund will segregate liquid assets, marked-to-market daily, with a value equal to any such investments.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the ASU 2013-01 disclosure. A master netting arrangement

36

between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In

Prudential Government Income Fund	37

Notes to Financial Statements

continued

connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of February 28, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Written options, forward rate agreements, swaps and financial futures contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain/(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest

38

earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Government Income Fund	39

Notes to Financial Statements

continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..50% of the Fund’s average daily net assets up to and including $1 billion, .45% of the Fund’s average daily net assets of the next $1 billion, .35% of the Fund’s average daily net assets of the next $1 billion, and .30% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50% for the year ended February 28, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. For the year ended February 28, 2015, PIMS contractually agreed to limit such fees to .25% and ..50% of the average daily net assets of the Class A and R shares, respectively. Pursuant to the Class B Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to 1% of the average daily net assets of the Class B shares up to $3 billion, .80% of the next $1 billion of such assets and .50% of such assets in excess of $4 billion. The effective distribution fee rate for Class B was 1% for the year ended February 28, 2015.

40

PIMS has advised the Fund that it has received $62,190 in front-end sales charges resulting from sales of Class A shares, for the year ended February 28, 2015. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended February 28, 2015, it received $282, $9,749 and $1,295 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities loaned, net”. For the year ended February 28, 2015, PIM has been compensated $9,851 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2015, aggregated $3,431,665,121 and $3,494,703,966, respectively.

Prudential Government Income Fund	41

Notes to Financial Statements

continued

The average balance of dollar rolls outstanding during the year ended February 28, 2015 was approximately $52,467,000. The amount of dollar rolls outstanding at February 28, 2015 was $58,583,222 (Principal $55,500,000), which was 11.4% of net assets.

Transactions in options written during the year ended February 28, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at February 28, 2014	—	$—
Options written	710,620	1,127,671
Options closed	(421,320)	(688,629)
Options expired	(256,300)	(326,370)

Options outstanding at February 28, 2015	33,000	$112,672

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the year ended February 28, 2015, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment transactions by $618,836 due to differences in the treatment for book and tax purposes of premium amortization, paydown gains (losses) and swaps. Net investment income, net realized gain on investment and net assets were not affected by this change.

For the year ended February 28, 2015, the tax character of dividends paid was $6,247,970 of ordinary income. For the year ended February 28, 2014, the tax character of dividends paid were $8,869,807 of ordinary income and $3,261,886 of long-term capital gains.

42

As of February 28, 2015, the accumulated undistributed earnings on a tax basis was $6,254,665 of ordinary income.

The United States federal income tax basis of investments and net unrealized appreciation as of February 28, 2015, were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustment	Total Net Unrealized Appreciation
$642,425,580	$10,128,280	$(2,240,644)	$7,887,636	$(866,669)	$7,020,967

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of swaps and options.

The Fund utilized approximately $466,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2015.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Prudential Government Income Fund	43

Notes to Financial Statements

continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 28, 2015:
Shares sold	3,619,014	$34,743,521
Shares issued in reinvestment of dividends and distributions	429,024	4,135,143
Shares reacquired	(7,777,158)	(74,918,150)

Net increase (decrease) in shares outstanding before conversion	(3,729,120)	(36,039,486)
Shares issued upon conversion from Class B	90,374	865,354
Shares reacquired upon conversion into Class Z	(79,474)	(769,653)

Net increase (decrease) in shares outstanding	(3,718,220)	$(35,943,785)

Year ended February 28, 2014:
Shares sold	4,349,533	$41,513,227
Shares issued in reinvestment of dividends and distributions	889,798	8,483,157
Shares reacquired	(9,838,930)	(93,755,713)

Net increase (decrease) in shares outstanding before conversion	(4,599,599)	(43,759,329)
Shares issued upon conversion from Class B and Class Z	126,472	1,208,266
Shares reacquired upon conversion into Class Z	(156,829)	(1,516,996)

Net increase (decrease) in shares outstanding	(4,629,956)	$(44,068,059)

44

Class B	Shares	Amount
Year ended February 28, 2015:
Shares sold	27,120	$260,813
Shares issued in reinvestment of dividends and distributions	1,952	18,799
Shares reacquired	(147,233)	(1,421,312)

Net increase (decrease) in shares outstanding before conversion	(118,161)	(1,141,700)
Shares reacquired upon conversion into Class A	(90,224)	(865,354)

Net increase (decrease) in shares outstanding	(208,385)	$(2,007,054)

Year ended February 28, 2014:
Shares sold	51,322	$491,198
Shares issued in reinvestment of dividends and distributions	9,446	90,223
Shares reacquired	(299,486)	(2,855,067)

Net increase (decrease) in shares outstanding before conversion	(238,718)	(2,273,646)
Shares reacquired upon conversion into Class A	(124,811)	(1,194,096)

Net increase (decrease) in shares outstanding	(363,529)	$(3,467,742)

Class C
Year ended February 28, 2015:
Shares sold	184,730	$1,789,108
Shares issued in reinvestment of dividends and distributions	4,566	44,037
Shares reacquired	(329,007)	(3,174,235)

Net increase (decrease) in shares outstanding before conversion	(139,711)	(1,341,090)
Shares reacquired upon conversion into Class Z	(4,340)	(41,279)

Net increase (decrease) in shares outstanding	(144,051)	$(1,382,369)

Year ended February 28, 2014:
Shares sold	142,125	$1,371,977
Shares issued in reinvestment of dividends and distributions	21,254	203,170
Shares reacquired	(1,025,963)	(9,797,495)

Net increase (decrease) in shares outstanding before conversion	(862,584)	(8,222,348)
Shares reacquired upon conversion into Class Z	(39,996)	(381,982)

Net increase (decrease) in shares outstanding	(902,580)	$(8,604,330)

Class R
Year ended February 28, 2015:
Shares sold	791,865	$7,636,003
Shares issued in reinvestment of dividends and distributions	8,317	80,310
Shares reacquired	(572,631)	(5,538,348)

Net increase (decrease) in shares outstanding	227,551	$2,177,965

Year ended February 28, 2014:
Shares sold	622,532	$5,971,646
Shares issued in reinvestment of dividends and distributions	15,986	152,614
Shares reacquired	(583,568)	(5,584,980)

Net increase (decrease) in shares outstanding	54,950	$539,280

Prudential Government Income Fund	45

Notes to Financial Statements

continued

Class Z	Shares	Amount
Year ended February 28, 2015:
Shares sold	4,163,850	$40,428,003
Shares issued in reinvestment of dividends and distributions	116,189	1,118,832
Shares reacquired	(2,015,405)	(19,427,047)

Net increase (decrease) in shares outstanding before conversion	2,264,634	22,119,788
Shares issued upon conversion from Class A and Class C	83,997	810,932

Net increase (decrease) in shares outstanding	2,348,631	$22,930,720

Year ended February 28, 2014:
Shares sold	2,544,044	$24,222,269
Shares issued in reinvestment of dividends and distributions	202,949	1,932,379
Shares reacquired	(4,966,605)	(47,101,100)

Net increase (decrease) in shares outstanding before conversion	(2,219,612)	(20,946,452)
Shares issued upon conversion from Class A and Class C	197,318	1,898,978
Shares reacquired upon conversion into Class A	(1,456)	(14,170)

Net increase (decrease) in shares outstanding	(2,023,750)	$(19,061,644)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the year ended February 28, 2015.

46

Financial Highlights

Class A Shares
	Year Ended February 28/29,
	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.52	$9.78	$10.01	$9.57	$9.39
Income (loss) from investment operations:
Net investment income	.11	.14	.17	.22	.25
Net realized and unrealized gain (loss) on investment transactions	.28	(.19)	.12	.46	.20
Total from investment operations	.39	(.05)	.29	.68	.45
Less Dividends and Distributions:
Dividends from net investment income	(.12)	(.15)	(.22)	(.24)	(.27)
Distributions from net realized gains	-	(.06)	(.30)	-	-
Total dividends and distributions	(.12)	(.21)	(.52)	(.24)	(.27)
Capital Contributions(e):	-	-	-	-	- (f)
Net asset value, end of year	$9.79	$9.52	$9.78	$10.01	$9.57
Total Return(b):	4.08%	(.47)%	2.87%	7.18%	4.79%

Ratios/Supplemental Data:
Net assets, end of year (000)	$387,663	$412,384	$469,188	$535,682	$527,773
Average net assets (000)	$403,927	$435,734	$511,930	$533,151	$557,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.01%	.97%	.93%	.94%	.93%
Expenses before waivers and/or expense reimbursement	1.06%	1.02%	.98%	.99%	.98%
Net investment income	1.15%	1.48%	1.73%	2.21%	2.67%
Portfolio turnover rate(d)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	47

Financial Highlights

continued

Class B Shares
	Year Ended February 28/29,
	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.53	$9.80	$10.03	$9.59	$9.41
Income (loss) from investment operations:
Net investment income	.04	.07	.08	.14	.16
Net realized and unrealized gain (loss) on investment transactions	.27	(.20)	.13	.47	.22
Total from investment operations	.31	(.13)	.21	.61	.38
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.08)	(.14)	(.17)	(.20)
Distributions from net realized gains	-	(.06)	(.30)	-	-
Total dividends and distributions	(.04)	(.14)	(.44)	(.17)	(.20)
Capital Contributions(e):	-	-	-	-	- (f)
Net asset value, end of year	$9.80	$9.53	$9.80	$10.03	$9.59
Total Return(b):	3.30%	(1.32)%	2.11%	6.37%	4.01%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,805	$5,687	$9,408	$13,225	$14,454
Average net assets (000)	$4,682	$7,274	$10,975	$12,988	$18,360
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.76%	1.72%	1.68%	1.69%	1.68%
Expenses before waivers and/or expense reimbursement	1.76%	1.72%	1.68%	1.69%	1.68%
Net investment income	.40%	.75%	.98%	1.46%	1.92%
Portfolio turnover rate(d)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

48

Class C Shares
	Year Ended February 28/29,
	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.54	$9.80	$10.03	$9.59	$9.41
Income (loss) from investment operations:
Net investment income	.04	.07	.10	.15	.19
Net realized and unrealized gain (loss) on investment transactions	.27	(.19)	.11	.46	.19
Total from investment operations	.31	(.12)	.21	.61	.38
Less Dividends and Distributions:
Dividends from net investment income	(.04)	(.08)	(.14)	(.17)	(.20)
Distributions from net realized gains	-	(.06)	(.30)	-	-
Total dividends and distributions	(.04)	(.14)	(.44)	(.17)	(.20)
Capital Contributions(e):	-	-	-	-	- (f)
Net asset value, end of year	$9.81	$9.54	$9.80	$10.03	$9.59
Total Return(b):	3.30%	(1.22)%	2.11%	6.37%	4.10%

Ratios/Supplemental Data:
Net assets, end of year (000)	$10,016	$11,114	$20,274	$21,535	$17,294
Average net assets (000)	$10,394	$15,601	$21,678	$18,831	$20,013
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.76%	1.72%	1.68%	1.69%	1.60%
Expenses before waivers and/or expense reimbursement	1.76%	1.72%	1.68%	1.69%	1.68%
Net investment income	.40%	.75%	.97%	1.45%	1.99%
Portfolio turnover rate(d)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	49

Financial Highlights

continued

Class R Shares
	Year Ended February 28/29,
	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.53	$9.80	$10.03	$9.58	$9.41
Income (loss) from investment operations:
Net investment income	.09	.12	.15	.19	.23
Net realized and unrealized gain (loss) on investment transactions	.27	(.20)	.11	.48	.18
Total from investment operations	.36	(.08)	.26	.67	.41
Less Dividends and Distributions:
Dividends from net investment income	(.09)	(.13)	(.19)	(.22)	(.24)
Distributions from net realized gains	-	(.06)	(.30)	-	-
Total dividends and distributions	(.09)	(.19)	(.49)	(.22)	(.24)
Capital Contributions(e):	-	-	-	-	- (f)
Net asset value, end of year	$9.80	$9.53	$9.80	$10.03	$9.58
Total Return(b):	3.82%	(.82)%	2.62%	7.01%	4.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$13,089	$10,560	$10,316	$8,984	$6,131
Average net assets (000)	$12,178	$10,227	$9,701	$7,400	$5,062
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	1.22%	1.18%	1.19%	1.18%
Expenses before waivers and/or expense reimbursement	1.51%	1.47%	1.43%	1.44%	1.43%
Net investment income	.90%	1.22%	1.47%	1.94%	2.41%
Portfolio turnover rate(d)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

50

Class Z Shares
	Year Ended February 28/29,
	2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$9.50	$9.76	$9.99	$9.55	$9.37
Income (loss) from investment operations:
Net investment income	.13	.17	.20	.24	.28
Net realized and unrealized gain (loss) on investment transactions	.28	(.19)	.11	.46	.19
Total from investment operations	.41	(.02)	.31	.70	.47
Less Dividends and Distributions:
Dividends from net investment income	(.14)	(.18)	(.24)	(.26)	(.29)
Distributions from net realized gains	-	(.06)	(.30)	-	-
Total dividends and distributions	(.14)	(.24)	(.54)	(.26)	(.29)
Capital Contributions(e):	-	-	-	-	- (f)
Net asset value, end of year	$9.77	$9.50	$9.76	$9.99	$9.55
Total Return(b):	4.34%	(.22)%	3.13%	7.45%	5.06%

Ratios/Supplemental Data:
Net assets, end of year (000)	$98,913	$73,888	$95,710	$95,314	$98,552
Average net assets (000)	$79,893	$83,182	$95,810	$100,654	$99,126
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.76%	.72%	.68%	.69%	.68%
Expenses before waivers and/or expense reimbursement	.76%	.72%	.68%	.69%	.68%
Net investment income	1.40%	1.74%	1.97%	2.46%	2.92%
Portfolio turnover rate(d)	817%	1,042%	1,251%	1,404%	1,277%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended February 28, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Government Income Fund	51

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Government Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 17, 2015

52

Federal Income Tax Information

(Unaudited)

For the year ended February 28, 2015, the Fund reports the maximum amount allowable but not less than 51.14% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after February 28, 2015. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2016, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the dividends received by you in calendar year 2015.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 21.33% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

Prudential Government Income Fund	53

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc. 14, which is comprised of Prudential Floating Rate Income Fund and Prudential Government Income Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	98,911,703.453	98.497%	60.289%
WITHHELD	594,119.003	1.503%	0.920%

(b) Kevin J. Bannon;
FOR	98,968,163.125	98.640%	60.376%
WITHHELD	537,659.331	1.360%	0.833%

(c) Linda W. Bynoe;
FOR	38,907,775.686	98.487%	60.283%
WITHHELD	598,046.770	1.513%	0.926%

(d) Keith F. Hartstein;
FOR	38,968,893.377	98.641%	60.378%
WITHHELD	536,929.079	1.359%	0.831%

(e) Michael S. Hyland;
FOR	38,935,269.434	98.556%	60.325%
WITHHELD	570,553.022	1.444%	0.884%

(f) Stephen P. Munn;
FOR	38,931,469.746	98.574%	60.320%
WITHHELD	574,352.710	1.453%	0.889%

(g) James E. Quinn;
FOR	38,969,613.740	98.643%	60.379%
WITHHELD	536,208.716	1.357%	0.830%

(h) Richard A. Redeker;
FOR	38,919,746.116	98.517%	60.301%
WITHHELD	586,076.340	1.483%	0.908%

(i) Stephen G. Stoneburn;
FOR	38,938,168.910	98.564%	60.330%
WITHHELD	567,653.546	1.436%	0.879%

(j) Stuart S. Parker;
FOR	38,959,339.248	98.617%	60.363%
WITHHELD	546,483.208	1.383%	0.846%

54

	SHARES VOTED	% OF VOTED	% OF TOTAL
(k) Scott E. Benjamin; and
FOR	38,943,387.646	98.577%	60.338%
WITHHELD	562,434.810	1.423%	0.871%

(l) Grace C. Torres.
FOR	38,946,611.191	98.585%	60.343%
WITHHELD	559,211.265	1.415%	0.866%

The special meeting of shareholders of the Prudential Government Income Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,550,898.403	30.118%	18.003%
AGAINST	877,479.246	2.768%	1.654%
ABSTAIN	683,979.611	2.156%	1.289%
BROKER NON-VOTE	20,599,891.071	64.958%	38.829%

TOTAL	31,712,248.331	100.000%	59.775%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,045,495.844	28.524%	17.050%
AGAINST	1,290,404.765	4.070%	2.432%
ABSTAIN	776,456.901	2.448%	1.464%
BROKER NON-VOTE	20,599,890.821	64.958%	38.829%

TOTAL	31,712,248.331	100.000%	59.775%

Prudential Government Income Fund	55

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (62) Board Member Portfolios Overseen: 66	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (62) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Government Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Stephen P. Munn (72) Board Member Portfolios Overseen: 66	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (63) Board Member Portfolios Overseen: 66	Retired; formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (71) Board Member & Independent Chair Portfolios Overseen: 71	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen G. Stoneburn (71) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (41) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Government Income Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Grace C. Torres* (55) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	None.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Prudential Government Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadig Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Government Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GOVERNMENT INCOME FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	74439V107	74439V206	74439V305	74439V503	74439V404

MF128E    0275788-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FLOATING RATE INCOME FUND

ANNUAL REPORT • FEBRUARY 28, 2015

Objective

Primary objective is to maximize current income. Secondary objective is to seek capital appreciation when consistent with primary objective.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the annual report for the Prudential Floating Rate Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Floating Rate Income Fund

Prudential Floating Rate Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	One Year	Since Inception
Class A	1.90%	17.17% (3/30/11)
Class C	1.04	13.75 (3/30/11)
Class Z	2.15	18.39 (3/30/11)
Credit Suisse Leveraged Loan Index	2.80	19.55
Lipper Loan Participation Funds Average	1.44	16.31

Average Annual Total Returns (With Sales Charges) as of 3/31/15
	One Year	Since Inception
Class A	–1.17%	3.29% (3/30/11)
Class C	0.31	3.36 (3/30/11)
Class Z	2.30	4.42 (3/30/11)
Credit Suisse Leveraged Loan Index	2.83	4.67
Lipper Loan Participation Funds Average	1.53	3.92

Average Annual Total Returns (With Sales Charges) as of 2/28/15
	One Year	Since Inception
Class A	–1.41%	3.25% (3/30/11)
Class C	0.06	3.34 (3/30/11)
Class Z	2.15	4.40 (3/30/11)

Average Annual Total Returns (Without Sales Charges) as of 2/28/15
	One Year	Since Inception
Class A	1.90%	4.12% (3/30/11)
Class C	1.04	3.34 (3/30/11)
Class Z	2.15	4.40 (3/30/11)

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Floating Rate Income Fund (Class A shares) with a similar investment in the Credit Suisse Leveraged Loan Index by portraying the initial account values at the commencement of operations of Class A shares (March 30, 2011) and the account values at the end of the current fiscal year (February 28, 2015) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

Prudential Floating Rate Income Fund	3

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	3.25% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None

Benchmark Definitions

Credit Suisse Leveraged Loan Index

The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the dollar-denominated leveraged loan market.

Lipper Loan Participation Funds Average

The Lipper Loan Participation Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Loan Participation Funds category for the periods noted. Funds in the Lipper Average invest primarily in participation interests in collateralized senior corporate loans that have floating or variable rates.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

Distributions and Yields as of 2/28/15
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.42	4.19%	3.52%
Class C	0.34	3.58	2.94
Class Z	0.44	4.57	3.92

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
Level 3 Finance, Inc., Telecommunications	0.9%
CityCenter Holdings LLC, Gaming	0.8
Univision Communications, Inc., Media & Entertainment	0.8
BATS Global Markets, Inc., Brokerage	0.8
Zebra Technology Corp., Technology	0.7

Holdings reflect only long-term investments and are subject to change.

Credit Quality expressed as a percentage of total investments as of 2/28/15
AA	0.7%
A	1.1
BBB	0.7
BB	39.4
B	53.6
CCC	2.4
Cash/Cash Equivalents	2.1
Total Investments	100.0%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

Prudential Floating Rate Income Fund	5

Strategy and Performance Overview

How did the Fund perform?

For the 12-month reporting period ending February 28, 2015, the Prudential Floating Rate Income Fund’s (the “Fund”) Class A shares gained 1.90%, underperforming the 2.80% gain of the Credit Suisse Leveraged Loan Index (the “Index”), which does not include the effect of mutual fund operating expenses. The Fund outperformed the 1.44% gain of the Lipper Loan Participation Funds Average.

How did the market for floating rate loans in the United States perform?

Floating rate loans, which are provided by banks and other lenders to below-investment-grade companies, delivered consistent and generally stable returns throughout the reporting period.

When the period began, floating rate loans performed well on solid market fundamentals and steady demand from retail and institutional investors. However, the market lost its momentum during the second quarter of 2014, as fears about a rise in interest rates subsided. After 95 consecutive weeks of inflows, the market reversed direction, experiencing outflows in nine of the last 10 weeks of the quarter. The outflows were more than offset by continued demand for collateralized loan obligations (CLOs). CLO issuance continued to buoy the floating rate loan market during the third and fourth quarters, as well as the first two months of 2015, notwithstanding continued outflows from the retail channel during this period.

In the high yield bond market, the sharp drop in oil prices during 2014 led to increased volatility, as spreads (yield differentials) widened on energy-related issues and the turbulence carried over into other sectors. Although the floating rate loan market was not immune to the heightened volatility, it was relatively stable compared to the high yield bond market.

Despite concerns that companies would start taking on additional debt because of extremely low interest rates, net leverage ratios remained stable during the reporting period. The leveraged finance default rates stayed well below their long-term historical averages, according to Moody’s, but it is widely expected to tick higher over the next year.

How did sector and industry allocation affect the Fund’s performance?*

•	Overall, industry selection resulted in mixed performance.

•	Overweight positions in the capital goods and chemicals sectors added to returns.

•	The Fund was hampered by its underweights in the cable and media and entertainment sectors.

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How did security selection affect the Fund’s performance?*

•

Overall, security selection, most notably in the consumer, capital goods, electric, and health care & pharmaceutical sectors, added to returns. Somewhat offsetting this was security selection in the energy and metals sectors.

•

The Fund’s lack of exposure to Weight Watchers International (consumer) added to performance relative to the Barclays US High-Yield Loan Index, as did its overweight in Community Health Systems (health care & pharmaceutical). Underweight positions in Arch Coal (metals), Templar Energy (energy), and Texas Energy Future Holdings (electric) also contributed positively.

•

Fund performance was hampered by its select overweights in energy sector issues, including Quantum Pacific International, American Energy Partners and Floatel International. An overweight in Alpha Natural Resources (metals) also detracted from relative returns.

*The Barclays US High-Yield Loan Index is used for the purposes of discussing performance of the floating rate loan market in the United States and for discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection. Detailed information on sector weightings and credit ratings was unavailable for the Fund’s benchmark, the Credit Suisse Leveraged Loan Index.

Prudential Floating Rate Income Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Floating Rate Income Fund		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.30	1.05%	$5.22
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class C	Actual	$1,000.00	$1,001.60	1.80%	$8.93
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class Z	Actual	$1,000.00	$1,007.50	0.80%	$3.98
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Floating Rate Income Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.60%	1.10%
C	2.30	1.85
Z	1.30	0.85

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

10	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of February 28, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

ASSET-BACKED SECURITIES 1.8%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2B, 144A	4.450%	04/28/26	500	$498,288
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410	04/17/26	250	248,907
Limerock CLO Ltd. (Cayman Islands), Series 2014-2A, Class C2, 144A	5.195	04/18/26	750	742,298
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class C2, 144A	5.360	04/15/26	500	494,726

TOTAL ASSET-BACKED SECURITIES (cost $1,981,006)				1,984,219

BANK LOANS(a) 92.9%

Aerospace & Defense 1.7%
B/E Aerospace, Inc.	4.000	12/16/21	375	376,031
CPI International, Inc.	4.250	11/17/17	347	346,072
Doncasters PLC	4.500	04/09/20	491	488,954
LM US Member LLC/LM US Corp. Acquisition	8.250	01/25/21	250	248,750
Wyle Services Corp.	5.000	05/23/21	379	378,302

				1,838,109

Airlines 0.3%
United Airlines, Inc.	3.500	04/01/19	319	316,918

Automotive 2.1%
BBB Industries LLC	6.000	11/03/21	250	247,500
Chrysler Group LLC	3.250	12/31/18	744	742,328
Cooper Standard Automotive, Inc.	4.000	04/05/21	373	370,700
Federal-Mogul Holdings Corp.	4.750	04/15/21	199	198,309
Gates Global LLC	4.250	07/05/21	399	396,207
Tower Auto Holdings USA LLC	4.000	04/23/20	351	349,689

				2,304,733

Brokerage 1.7%
BATS Global Markets, Inc.	5.000	01/31/20	857	852,035
TMFS Holdings LLC	5.500	07/30/21	249	244,387
VFH Parent LLC	5.750	11/08/19	720	716,925

				1,813,347

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	11

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Building Materials & Construction 1.9%
Apex Tool Group LLC	4.500%	01/31/20	491	$479,378
CHI Overhead Doors, Inc.	5.505	03/18/19	176	175,258
Continental Building Products LLC	4.000	08/28/20	424	418,118
Ply Gem Industries, Inc.	4.000	02/01/21	199	194,944
Quikrete Co., Inc.	7.000	03/26/21	111	110,665
Summit Materials LLC	5.000	01/30/19	268	268,161
Wilsonart LLC	4.000	10/31/19	491	487,547

				2,134,071

Cable 1.0%
GCI Holdings, Inc.	4.750	02/02/22	250	249,844
Numericable US LLC	4.500	05/21/20	400	400,667
WideOpenWest Finance LLC	4.750	04/01/19	487	486,590

				1,137,101

Capital Goods 8.6%
4L Technologies, Inc.	5.500	05/08/20	549	532,852
ADS Waste Holdings, Inc.	3.750	10/09/19	413	408,313
Allflex Holdings III, Inc.	4.250	07/17/20	741	736,922
Alstom SA	5.500	08/27/21	250	245,634
CPM Acquisition Corp.	6.250	08/29/17	646	643,792
Doosan Infracore International, Inc.	4.500	05/28/21	436	438,267
Douglas Dynamics LLC	5.250	12/31/21	325	324,391
Dynacast International LLC	5.250	01/28/22	375	374,531
Gardner Denver, Inc.	4.250	07/30/20	568	545,100
Husky Injection Molding Systems Ltd.	4.250	06/30/21	400	397,955
IBC Capital US LLC	4.750	09/09/21	275	276,031
Mirror Bidco Corp.	4.250	12/27/19	397	393,813
MX Holdings US, Inc.	4.250	08/16/20	369	365,247
Neff Rental LLC	7.250	06/09/21	167	162,860
Onex Wizard Acquisition Co. I SARL (Luxembourg)	5.250	03/31/22	400	402,250
Penn Engineering & Manufacturing Corp.	4.500	08/30/21	399	397,836
Pro Mach, Inc.	5.500	10/22/21	400	400,667
RBS Global, Inc./Rexnord LLC	4.000	08/21/20	741	738,588
Silver II Borrower SCA (Luxembourg)	4.000	12/13/19	458	439,665
STS Operating, Inc.	4.750	02/12/21	372	364,744
Synagro Infrastructure Co., Inc.	6.250	08/22/20	247	241,937
Tank Holding Corp.	4.250	07/09/19	211	207,459

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Capital Goods (cont’d.)
Unifrax I LLC	4.250%	11/28/18	379	$375,708

				9,414,562

Chemicals 6.8%
Axalta Coating Systems US Holding	3.750	02/01/20	706	700,747
AZ Chem US, Inc.	4.500	06/11/21	342	341,486
Citadel Plastics Holdings, Inc.	5.250	11/05/20	375	375,937
Colouroz Investment 2 LLC	4.750	09/07/21	499	495,321
Colouroz Investment 2 LLC	8.250	09/06/22	200	190,000
Emerald Performance Materials LLC	7.750	08/01/22	300	291,375
Kronos Worldwide, Inc.	4.750	02/28/20	397	397,099
MacDermid, Inc.	4.500	06/07/20	246	246,943
Nexeo Solutions LLC	5.000	09/08/17	289	281,531
Nusil Technology LLC	5.250	04/07/17	374	371,203
Oxea Fin LLC	4.250	01/15/20	494	477,086
Phillips-Medisize Corp.	4.750	06/16/21	373	369,860
Polymer Group, Inc.	5.250	12/19/19	297	297,683
Royal Adhesives & Sealants LLC	5.500	07/31/18	290	290,845
Solenis International LP	4.250	07/31/21	499	492,360
Solenis International LP	7.750	07/31/22	200	193,250
Sonneborn, Inc.	5.500	12/10/20	351	350,000
Tata Chemicals NA, Inc.	3.750	08/07/20	739	733,209
Tronox Pigments Netherlands BV	4.000	03/19/20	532	530,756

				7,426,691

Consumer 6.3%
Acosta Holdco, Inc.	5.000	09/27/21	499	500,898
Advantage Sales & Marketing, Inc.	7.500	07/25/22	250	248,000
Bombardier Recreational Products, Inc.	4.000	01/30/19	377	372,806
Bright Horizons Family Solutions, Inc.	4.250	01/30/20	275	275,687
Cole Haan, Inc.	5.000	02/01/20	245	233,768
Fitness International LLC	5.500	07/01/20	249	236,313
Hilex Poly Co. LLC	6.000	12/06/21	375	375,937
Hilex Poly Co. LLC	9.750	06/06/22	250	242,500
Hoffmaster Group, Inc.	5.250	05/11/20	249	248,128
Huish Detergents, Inc.	5.500	03/23/20	489	475,396
Libbey Glass, Inc.	3.750	04/09/21	348	346,073
MPG Holdco I, Inc.	4.250	10/20/21	596	597,412
NVA Holdings, Inc.	4.750	08/14/21	499	498,127

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	13

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Consumer (cont’d.)
Prestige Brands, Inc.	4.500%	09/03/21	465	$464,929
ServiceMaster Co.	4.250	07/01/21	574	573,025
Spin Holdco, Inc.	4.250	11/14/19	322	319,416
Tempur-Pedic International, Inc.	3.500	03/18/20	334	333,501
TMK Hawk Parent Corp.	5.250	10/01/21	349	348,252
Water Pik, Inc.	5.750	07/08/20	243	241,389

				6,931,557

Electric 1.6%
Intergen NV	5.500	06/15/20	517	508,937
Star West Generation LLC	4.250	03/13/20	463	459,858
TPF Generation Holdings LLC	4.750	12/31/17	419	388,798
USIC Holdings, Inc.	4.000	07/10/20	369	363,835

				1,721,428

Energy - Other 4.8%
American Energy Marcellus LLC	5.250	08/04/20	500	430,000
American Energy Marcellus LLC	8.500	08/04/21	300	228,750
Astoria Energy LLC	5.000	12/24/21	550	547,250
Citgo Holdings, Inc.	9.500	05/14/18	250	248,750
Citgo Petroleum Corp.	4.500	07/29/21	249	246,725
Drillships Financing Holding, Inc.	5.500	07/26/21	174	145,685
Drillships Financing Holding, Inc.	6.000	03/31/21	371	288,632
Expro Holdings 3 Ltd. (United Kingdom)	5.750	09/02/21	399	339,482
Fieldwood Energy LLC	8.375	09/30/20	500	383,125
Floatel Delaware LLC	6.000	06/29/20	372	271,077
FTS International, Inc.	5.750	04/16/21	251	200,141
Green Energy Partners LLC	6.500	11/12/21	250	252,031
Pacific Drilling SA (Luxembourg)	4.500	06/01/18	517	410,597
Power Buyer LLC	4.250	05/06/20	306	299,550
Power Buyer LLC	4.250	05/06/20	16	16,117
Seadrill Operating LP (United Kingdom)	4.000	02/19/21	495	398,829
Tallgrass Operations LLC	4.250	11/13/18	250	248,750
Targa Resources Partners LP	5.750	02/27/22	250	248,750

				5,204,241

Foods 4.0%
Albertsons Holdings LLC	5.000	08/23/19	400	400,928
Albertsons Holdings LLC	5.500	08/25/21	550	554,202

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Foods (cont’d.)
ARAMARK Corp.	3.250%	09/07/19	243	$241,469
B.C. Unlimited Liability Co.	4.500	12/10/21	550	551,986
GFA Brands, Inc./UHF Acquisition Corp.	4.500	07/09/20	247	247,034
Mill US Acquisition LLC	5.000	07/03/20	421	416,642
New Albertsons, Inc.	4.750	06/27/21	249	248,986
Packers Holdings LLC	5.000	12/02/21	275	275,516
Roundy’s Supermarkets, Inc.	5.750	03/03/21	653	592,188
Stater Bros. Markets	4.750	05/12/21	491	488,720
Viskase Cos., Inc.	4.250	01/30/21	396	386,628

				4,404,299

Gaming 4.1%
Boyd Gaming Corp.	4.000	08/14/20	467	466,082
Caesars Entertainment Resort Properties LLC	7.000	10/11/20	495	476,437
CCM Merger, Inc.	4.500	08/06/21	440	440,516
CityCenter Holdings LLC	4.250	10/16/20	887	886,211
Golden Nugget, Inc.	5.500	11/21/19	743	743,893
Scientific Games International, Inc.	6.000	10/01/21	775	773,256
Station Casinos LLC	4.250	03/02/20	285	284,733
Yonkers Racing Corp.	4.250	08/20/19	383	360,379

				4,431,507

Health Care & Pharmaceutical 10.3%
Alliance HealthCare Services, Inc.	4.250	06/03/19	739	733,213
Amneal Pharmaceuticals LLC	5.001	11/01/19	346	346,210
ATI Holdings LLC	5.250	12/20/19	374	373,414
Boston Luxembourg III SARL	4.000	08/28/19	247	245,586
Capella Healthcare, Inc.	5.250	12/31/21	500	500,000
Carecore National LLC	5.500	03/05/21	372	372,902
Catalent Pharma Solutions, Inc.	4.250	05/20/21	667	667,841
CCS Intermediate Holdings LLC	5.000	07/23/21	224	220,229
Community Health Systems, Inc.	4.250	01/27/21	738	739,139
Curo Health Services Holdings, Inc.	6.500	02/07/22	350	348,542
FHC Health Systems, Inc.	5.000	12/23/21	500	496,875
IASIS Healthcare Corp.	4.500	05/03/18	486	486,935
IMS Health, Inc.	3.500	03/17/21	720	714,466
INC Research LLC	4.500	11/15/21	375	374,297
MPH Acquisition Holdings LLC	3.750	03/31/21	423	419,857
Ortho Clinical Diagnostics	4.750	06/30/21	746	736,922

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	15

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Health Care & Pharmaceutical (cont’d.)
Par Pharmaceutical Cos., Inc.	4.000%	09/30/19	392	$390,300
Patheon Pharmaceuticals, Inc.	4.250	03/11/21	498	492,525
Pharmedium Healthcare Corp.	4.250	01/28/21	284	280,150
PRA Holdings	4.500	09/23/20	512	510,658
RadNet Management, Inc.	8.000	03/25/21	225	220,500
Salix Pharmaceuticals Ltd.	4.250	01/02/20	475	474,436
Surgery Center Holdings, Inc.	5.250	11/03/20	275	272,250
Valeant Pharmaceuticals International, Inc.	3.500	08/05/20	796	793,211

				11,210,458

Insurance 2.5%
AmWINS Group, Inc.	5.000	09/06/19	345	346,442
Asurion LLC	5.000	05/24/19	465	464,850
CCC Information Services, Inc.	4.000	12/20/19	319	316,105
HUB International Ltd.	4.750	10/02/20	691	682,635
Sedgwick Claims Management Services, Inc.	3.750	03/01/21	645	636,658
Sedgwick Claims Management Services, Inc.	6.750	02/28/22	250	244,375

				2,691,065

Lodging 0.7%
Great Wolf Resorts, Inc.	5.750	08/06/20	296	295,315
Playa Resorts Holding BV (Netherlands)	4.000	08/09/19	444	441,598

				736,913

Media & Entertainment 4.6%
ClubCorp Club Operations, Inc.	4.500	07/24/20	300	300,000
Delta 2 SARL (Luxembourg)	4.750	07/30/21	275	273,625
EMI Group North America Holdings, Inc.	3.750	06/29/18	298	297,319
Emmis Operating Co.	6.000	06/10/21	225	224,437
Getty Images, Inc.	4.750	10/18/19	490	422,975
Ion Media Networks, Inc.	4.750	12/18/20	250	250,000
Learfield Communications, Inc.	4.500	10/09/20	495	494,394
Media Gen, Inc.	4.250	07/31/20	541	542,565
NEP Broadcasting LLC	9.500	07/22/20	57	54,857
NEP/NCP Holdco, Inc.	4.250	01/22/20	491	469,799
SuperMedia, Inc.	12.000	12/30/16	394	337,290
Tribune Publishing Co.	5.750	08/04/21	198	195,525
TWCC Holding Corp.	7.000	06/26/20	250	232,292
Univision Communications, Inc.	4.000	03/01/20	885	882,361

				4,977,439

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Metals & Mining 1.2%
Alpha Natural Resources, Inc.	3.500%	05/22/20	242	$171,284
Oxbow Carbon LLC	8.000	01/17/20	225	180,000
Peabody Energy Corp.	4.250	09/24/20	494	464,125
Phoenix Services International LLC	6.000	06/30/17	248	247,223
Westmoreland Coal Co.	7.500	12/16/20	225	223,875

				1,286,507

Non-Captive Finance 1.6%
Altisource Solutions SARL (Luxembourg)	4.500	12/09/20	344	271,685
Guggenheim Partners Investment Management	4.250	07/22/20	370	370,313
National Financial Partners Corp.	4.500	07/01/20	372	368,040
RCS Capital Corp.	6.500	04/29/19	366	349,172
SNL Financial LC	4.500	10/23/18	355	353,068

				1,712,278

Other Industry 3.1%
Alix Partners LLP	4.000	07/10/20	494	490,510
Alliance Laundry Holdings LLC	9.500	12/10/19	205	205,057
Allied Security Holdings LLC	4.250	02/12/21	366	365,650
Allied Security Holdings LLC	8.000	08/13/21	182	180,751
American Tire Distributors, Inc.	5.750	06/01/18	248	248,243
AVSC Holding Corp.	4.500	01/25/21	273	272,255
Brickman Group Holdings, Inc.	4.000	12/18/20	471	466,373
Laureate Education, Inc.	5.000	06/18/18	345	323,148
Minerals Technologies, Inc.	4.000	05/07/21	461	462,690
Onsite Rental Group Operation Pty. Ltd.	5.500	07/30/21	224	219,949
University Support Services LLC	5.750	08/06/21	174	173,939

				3,408,565

Packaging 1.9%
Ardagh Holdings USA, Inc. (Luxembourg)	4.000	12/17/19	496	494,596
Berlin Packaging LLC	4.500	10/01/21	499	498,594
Bway Holding Co.	5.500	08/14/20	572	573,913
Exopack Holdings SA (Luxembourg)	5.250	05/08/19	248	248,015
Signode Industrial Group US, Inc.	3.750	05/01/21	310	305,851

				2,120,969

Paper 0.2%
Appvion, Inc.	5.750	06/28/19	271	264,555

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	17

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Real Estate 0.4%
Starwood Property Trust, Inc.	3.500%	04/17/20	494	$486,325

Restaurants 1.1%
CEC Entertainment, Inc.	4.000	02/12/21	720	708,994
Dave & Busters, Inc.	4.250	07/25/20	487	485,576

				1,194,570

Retailers 5.4%
Academy Ltd.	4.500	08/03/18	499	497,656
Bass Pro Group LLC	3.750	11/20/19	241	239,339
Burlington Coat Factory Warehouse Corp.	4.250	08/13/21	267	266,970
Dollar Tree, Inc.	4.250	03/09/22	500	503,482
EyeMart Express LLC	5.000	12/18/21	500	501,250
Lands’ End, Inc.	4.250	04/05/21	373	357,755
Leslie’s Poolmart, Inc.	4.250	10/16/19	365	362,105
Michaels Stores, Inc.	4.000	01/28/20	498	495,168
Neiman Marcus Group Ltd. LLC	4.250	10/25/20	617	612,060
PetSmart, Inc.	5.000	03/11/22	500	503,334
Rite Aid Corp.	5.750	08/21/20	375	377,500
Sears Roebuck Acceptance Corp.	5.500	06/30/18	494	485,109
Vestcom International, Inc.	5.250	09/30/21	493	488,807
Wand Intermediate I LP	4.750	09/17/21	224	225,279

				5,915,814

Technology 12.7%
ACTIVE Network, Inc.	5.500	11/13/20	248	240,694
Applied Systems, Inc.	7.500	01/24/22	150	148,650
Avaya, Inc.	4.758	10/26/17	433	419,691
Avaya, Inc.	6.500	03/30/18	195	193,126
BMC Software Finance, Inc.	5.000	09/10/20	430	410,316
Ceridian Corp.	4.500	09/15/20	247	243,951
CompuCom Systems, Inc.	4.250	05/11/20	286	264,744
Compuware Corp.	6.250	12/15/19	375	365,313
Deltek, Inc.	4.500	10/10/18	368	366,581
Entegris, Inc.	3.500	04/30/21	458	452,931
Evergreen Skills SARL (Luxembourg)	5.750	04/28/21	498	489,291
Evergreen Skills SARL (Luxembourg)	9.250	04/28/22	200	186,000
Evertec Group LLC	3.500	04/17/20	271	265,796
First Data Corp.	3.755	09/24/18	500	499,000

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
BANK LOANS(a) (Continued)

Technology (cont’d.)
Freescale Semiconductor, Inc.	4.250%	02/28/20	734	$731,642
Freescale Semiconductor, Inc.	5.000	01/15/21	494	496,425
Go Daddy Operating Co. LLC	4.750	05/13/21	373	372,892
Hyland Software, Inc.	4.750	02/19/21	246	245,951
Interactive Data Corp.	4.750	05/03/21	448	449,760
IPC Systems, Inc.	6.500	08/06/21	500	500,625
Kronos, Inc.	4.500	10/30/19	487	487,747
Kronos, Inc.	9.750	04/30/20	449	458,525
MA FinanceCo. LLC	4.500	11/20/19	350	341,396
MMI International Ltd.	7.250	11/20/18	64	63,431
Presidio Holdings Ltd.	6.250	02/02/22	250	245,729
RBS WorldPay, Inc.	4.500	11/29/19	494	492,310
RBS WorldPay, Inc.	4.750	11/29/19	475	473,694
SourceHOV LLC	7.750	10/31/19	375	355,313
Sungard Availability Services Capital, Inc.	6.000	03/29/19	372	335,124
Syniverse Holdings, Inc.	4.000	04/23/19	482	472,690
TIBCO Software, Inc.	5.500	12/07/15	525	523,688
TransUnion LLC	4.000	04/09/21	794	790,526
Ultima US Holdings LLC	5.500	07/02/20	272	270,889
Vantiv LLC	3.750	06/11/21	469	467,361
Zebra Technology Corp.	4.750	10/27/21	800	807,600

				13,929,402

Telecommunications 1.7%
Global Tel*Link Corp.	5.000	05/22/20	316	311,716
Level 3 Finance, Inc.	4.000	01/15/20	1,000	999,167
Mitel Networks Corp. (Canada)	5.250	01/31/20	197	196,558
XO Communications LLC	4.250	03/20/21	397	396,504

				1,903,945

Transportation 0.6%
Navios Maritime Partners LP	5.250	06/27/18	394	393,561
OSG Bulk Ships, Inc.	5.250	08/05/19	249	247,196

				640,757

TOTAL BANK LOANS (cost $102,785,806)				101,558,126

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	19

Portfolio of Investments

as of February 28, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS 2.8%

Chemicals 0.2%
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	170	$168,300

Consumer 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	250	233,750

Electric 0.2%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750	11/01/19	250	261,563

Foods 0.3%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	350	364,000

Gaming 0.3%
Pinnacle Entertainment, Inc., Gtd. Notes	6.375	08/01/21	250	265,625

Health Care & Pharmaceutical 0.7%
CHS/Community Health Systems, Inc., Gtd. Notes	8.000	11/15/19	500	535,000
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750	04/15/23	200	196,000

				731,000

Media & Entertainment 0.2%
Cinemark USA, Inc., Gtd. Notes	5.125	12/15/22	250	255,925

Real Estate Investment Trusts 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	5.625	03/01/23	350	361,795

Retailers 0.1%
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $98,618; purchased 06/06/13)(b)(c)	9.250	06/15/21	100	109,250

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Technology 0.3%
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	332	$335,320

TOTAL CORPORATE BONDS (cost $3,039,650)				3,086,528

TOTAL LONG-TERM INVESTMENTS (cost $107,806,462)				106,628,873

			Shares
SHORT-TERM INVESTMENT 1.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,829,958) (Note 3)(d)			1,829,958	1,829,958

TOTAL INVESTMENTS 99.2% (cost $109,636,420; Note 5)				108,458,831
Other assets in excess of liabilities 0.8%				836,639

NET ASSETS 100.0%				$109,295,470

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CLO—Collateralized Loan Obligation

PIK—Payment-in-Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $98,618. The aggregate value of $109,250 is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	21

Portfolio of Investments

as of February 28, 2015 continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,984,219	$—
Bank Loans	—	89,641,890	11,916,236
Corporate Bonds	—	3,086,528	—
Affiliated Money Market Mutual Fund	1,829,958	—	—

Total	$1,829,958	$94,712,637	$11,916,236

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Collateralized Loan Obligations

Balance as of 2/28/14	$6,542,267	$1,741,780
Realized gain (loss)	25,001	—
Change in unrealized appreciation (depreciation)*	(315,618)	—
Purchases	10,036,434	—
Sales	(3,700,276)	—
Accrued discount/premium	4,495	—
Transfers into Level 3	1,306,671	—
Transfers out of Level 3	(1,982,738)	(1,741,780)

Balance as of 02/28/15	$11,916,236	$—

*	Of which, $(152,758) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

22

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 5 bank loans transferred into Level 3 as a result of using a single broker quote and 5 bank loans and 3 collateralized loan obligations transferred out of Level 3 as a result of no longer using single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The valuation techniques and amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

Investments in Securities	Fair Value February 28, 2015	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Bank Loans	$11,916,236	Market Approach	Single broker indicative quote	$79.00 - $100.50 ($98.11)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2015 was as follows (Unaudited):

Technology	13.0%
Health Care & Pharmaceutical	11.0
Capital Goods	8.6
Chemicals	7.0
Consumer	6.5
Retailers	5.5
Media & Entertainment	4.8
Energy—Other	4.8
Gaming	4.4
Foods	4.3
Other Industry	3.1
Insurance	2.5
Automotive	2.1
Building Materials & Construction	1.9
Packaging	1.9
Collateralized Loan Obligations	1.8
Electric	1.8
Telecommunications	1.7%
Aerospace & Defense	1.7
Affiliated Money Market Mutual Fund	1.7
Brokerage	1.7
Non-Captive Finance	1.6
Metals & Mining	1.2
Restaurants	1.1
Cable	1.0
Lodging	0.7
Transportation	0.6
Real Estate	0.4
Real Estate Investment Trusts	0.3
Airlines	0.3
Paper	0.2

99.2
Other assets in excess of liabilities	0.8

100.0%

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	23

Statement of Assets & Liabilities

as of February 28, 2015

Assets
Investments at value:
Unaffiliated investments (cost $107,806,462)	$106,628,873
Affiliated investments (cost $1,829,958)	1,829,958
Cash	645,204
Receivable for investments sold	4,036,551
Dividends and interest receivable	625,300
Receivable for Fund shares sold	267,790
Prepaid expenses	629

Total assets	114,034,305

Liabilities
Payable for investments purchased	4,156,004
Payable for Fund shares reacquired	275,295
Accrued expenses	262,872
Distribution fee payable	26,473
Dividends payable	13,280
Management fee payable	3,069
Affiliated transfer agent fee payable	1,842

Total liabilities	4,738,835

Net Assets	$109,295,470

Net assets were comprised of:
Common stock, at par	$109,850
Paid-in capital in excess of par	110,574,696

110,684,546
Distributions in excess of net investment income	(16,985)
Accumulated net realized loss on investment transactions	(194,502)
Net unrealized depreciation on investments	(1,177,589)

Net assets, February 28, 2015	$109,295,470

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share ($23,158,166 ÷ 2,329,110 shares of common stock issued and outstanding)	$9.94
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.27

Class C
Net asset value, offering price and redemption price per share ($28,408,187 ÷ 2,856,455 shares of common stock issued and outstanding)	$9.95

Class Z
Net asset value, offering price and redemption price per share ($57,729,117 ÷ 5,799,386 shares of common stock issued and outstanding)	$9.95

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	25

Statement of Operations

Year Ended February 28, 2015

Net Investment Income
Income
Interest income	$5,577,359
Affiliated dividend income	5,300

Total income	5,582,659

Expenses
Management fee	781,471
Distribution fee—Class A	84,340
Distribution fee—Class C	313,611
Custodian’s fees and expenses	358,000
Transfer agent’s fees and expenses (including affiliated expense of $9,300)	129,000
Audit fee	55,000
Registration fees	41,000
Shareholders’ reports	33,000
Legal fees and expenses	23,000
Directors’ fees	16,000
Commitment fee	5,000
Insurance expenses	1,000
Loan interest expense	562
Miscellaneous	13,366

Total expenses	1,854,350
Less: Management fee waiver and/or expense reimbursement	(507,898)
Distribution fee waiver—Class A	(14,057)

Net expenses	1,332,395

Net investment income	4,250,264

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(119,450)
Net change in unrealized appreciation (depreciation) on investments	(2,304,591)

Net loss on investment transactions	(2,424,041)

Net Increase In Net Assets Resulting From Operations	$1,826,223

See Notes to Financial Statements.

26

Statement of Changes in Net Assets

	Year Ended February 28,
	2015	2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,250,264	$3,481,964
Net realized gain (loss) on investment transactions	(119,450)	479,149
Net change in unrealized appreciation (depreciation) on investments	(2,304,591)	315,198

Net increase in net assets resulting from operations	1,826,223	4,276,311

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,079,271)	(1,123,745)
Class C	(974,417)	(595,493)
Class Z	(2,159,710)	(1,641,416)

	(4,213,398)	(3,360,654)

Distributions from net realized gains
Class A	(94,490)	(102,697)
Class C	(100,119)	(93,203)
Class Z	(157,518)	(125,358)

	(352,127)	(321,258)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	52,874,661	124,474,293
Net asset value of shares issued in reinvestment of dividends and distributions	4,260,332	3,469,070
Cost of shares reacquired	(58,542,187)	(74,445,928)

Net increase (decrease) in net assets from Fund share transactions	(1,407,194)	53,497,435

Total increase (decrease)	(4,146,496)	54,091,834

Net Assets:
Beginning of year	113,441,966	59,350,132

End of year	$109,295,470	$113,441,966

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	27

Notes to Financial Statements

Prudential Investment Portfolios, Inc. 14 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company consists of two funds: Prudential Floating Rate Income Fund (the “Fund”) and Prudential Government Income Fund. These financial statements relate to Prudential Floating Rate Income Fund. Investment operations of the Fund commenced on March 30, 2011. The Fund’s primary investment objective is to maximize current income. The secondary investment objective is to seek capital appreciation when consistent with the Fund’s primary investment objective.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

28

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Floating Rate Income Fund	29

Notes to Financial Statements

continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser

30

under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Floating Rate Income Fund	31

Notes to Financial Statements

continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Payment in Kind Securities: The Fund may invest in open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income. The interest rate on PIK debt is paid out over time.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

32

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the average daily net assets of the Fund. Effective July 1, 2014 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to .80% of the Fund’s average daily net assets until June 30, 2016. Prior to this agreement, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .95% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the year ended February 28, 2015, PIMS has contractually agreed to limit such fees to .25% of the Class A shares.

PIMS has advised the Fund that it has received $59,293 in front-end sales charges resulting from sales of Class A shares during the year ended February 28, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Floating Rate Income Fund	33

Notes to Financial Statements

continued

PIMS has advised the Fund that for the year ended February 28, 2015, it received $3,008 and $5,782 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended February 28, 2015 were $70,809,008 and $74,906,553, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized loss on investment transactions. For the year ended February 28, 2015, the adjustments were to increase distributions in excess of net investment income and decrease accumulated net realized loss on investment transactions by $47,011, due to differences in the treatment for book and tax purposes of certain transactions involving paydowns and premium amortization. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

34

For the years ended February 28, 2015 and February 28, 2014, the tax character of distributions paid by the Fund were $4,565,525 and $3,681,912 of ordinary income, respectively.

As of February 28, 2015, the accumulated undistributed earnings on a tax basis was $352,227 of ordinary income.

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of February 28, 2015 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$109,574,156	$549,646	$(1,664,971)	$(1,115,325)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and the difference in the treatment of accreting premium amortization for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1% effective October 1, 2012, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 900 million shares of common stock, $.01 par value per share, divided into three classes, designated Class A, Class C and Class Z common stock, each of which consists of 300,000,000 authorized shares.

Prudential Floating Rate Income Fund	35

Notes to Financial Statements

continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended February 28, 2015:
Shares sold	1,009,075	$10,143,898
Shares issued in reinvestment of dividends and distributions	105,578	1,060,393
Shares reacquired	(1,622,950)	(16,303,382)

Net increase (decrease) in shares outstanding before conversion	(508,297)	(5,099,091)
Shares issued upon conversion from Class Z	2,632	26,785
Shares reacquired upon conversion into Class Z	(525,932)	(5,341,050)

Net increase (decrease) in shares outstanding	(1,031,597)	$(10,413,356)

Year ended February 28, 2014:
Shares sold	3,599,548	$36,486,238
Shares issued in reinvestment of dividends and distributions	111,181	1,128,586
Shares reacquired	(2,310,406)	(23,469,518)

Net increase (decrease) in shares outstanding before conversion	1,400,323	14,145,306
Shares issued upon conversion from Class Z	2,258	22,935
Shares reacquired upon conversion into Class Z	(221,205)	(2,253,902)

Net increase (decrease) in shares outstanding	1,181,376	$11,914,339

Class C
Year ended February 28, 2015:
Shares sold	929,321	$9,369,019
Shares issued in reinvestment of dividends and distributions	102,195	1,026,063
Shares reacquired	(1,234,585)	(12,392,176)

Net increase (decrease) in shares outstanding before conversion	(203,069)	(1,997,094)
Shares reacquired upon conversion into Class Z	(95,739)	(967,773)

Net increase (decrease) in shares outstanding	(298,808)	$(2,964,867)

Year ended February 28, 2014:
Shares sold	3,004,593	$30,505,554
Shares issued in reinvestment of dividends and distributions	65,393	664,611
Shares reacquired	(642,720)	(6,532,452)

Net increase (decrease) in shares outstanding before conversion	2,427,266	24,637,713
Shares reacquired upon conversion into Class Z	(2,498)	(25,402)

Net increase (decrease) in shares outstanding	2,424,768	$24,612,311

36

Class Z	Shares	Amount
Year ended February 28, 2015:
Shares sold	3,321,641	$33,361,744
Shares issued in reinvestment of dividends and distributions	216,697	2,173,876
Shares reacquired	(2,975,842)	(29,846,629)

Net increase (decrease) in shares outstanding before conversion	562,496	5,688,991
Shares issued upon conversion from Class A and Class C	621,120	6,308,823
Shares reacquired upon conversion into Class A	(2,629)	(26,785)

Net increase (decrease) in shares outstanding	1,180,987	$11,971,029

Year ended February 28, 2014:
Shares sold	5,656,419	$57,482,501
Shares issued in reinvestment of dividends and distributions	164,876	1,675,873
Shares reacquired	(4,372,743)	(44,443,958)

Net increase (decrease) in shares outstanding before conversion	1,448,552	14,714,416
Shares issued upon conversion from Class A and Class C	223,484	2,279,304
Shares reacquired upon conversion into Class A	(2,254)	(22,935)

Net increase (decrease) in shares outstanding	1,669,782	$16,970,785

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014 the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended February 28, 2015. The Fund had an average outstanding balance of $894,875 for 16 days at an average interest rate of 1.41% and a maximum outstanding balance of $2,282,000. At February 28, 2015, the Fund did not have an outstanding loan amount.

Prudential Floating Rate Income Fund	37

Financial Highlights

Class A Shares
	Year Ended February 28,			March 30, 2011(a) through February 29,
	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18	$10.12	$9.89	$10.00
Income (loss) from investment operations:
Net investment income	.40	.37	.43	.35
Net realized and unrealized gain (loss) on investment transactions	(.22)	.08	.26	(.09)
Total from investment operations	.18	.45	.69	.26
Less Dividends and Distributions:
Dividends from net investment income	(.39)	(.36)	(.42)	(.37)
Distributions from net realized gains	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.42)	(.39)	(.46)	(.37)
Net asset value, end of period	$9.94	$10.18	$10.12	$9.89
Total Return(c):	1.80%	4.53%	7.11%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,158	$34,211	$22,059	$5,136
Average net assets (000)	$28,113	$31,911	$12,454	$2,434
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.10%	1.20%	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.60%	1.60%	1.92%	2.45%	(e)
Net investment income	3.89%	3.65%	4.35%	4.10%	(e)
Portfolio turnover rate	64%	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Year Ended February 28,			March 30, 2011(a) through February 29,
	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.19	$10.13	$9.90	$10.00
Income (loss) from investment operations:
Net investment income	.32	.29	.36	.28
Net realized and unrealized gain (loss) on investment transactions	(.22)	.08	.26	(.08)
Total from investment operations	.10	.37	.62	.20
Less Dividends and Distributions:
Dividends from net investment income	(.31)	(.28)	(.35)	(.30)
Distributions from net realized gains	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.34)	(.31)	(.39)	(.30)
Net asset value, end of period	$9.95	$10.19	$10.13	$9.90
Total Return(c):	1.04%	3.74%	6.29%	2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,408	$32,149	$7,403	$1,742
Average net assets (000)	$31,363	$21,337	$2,997	$1,235
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.85%	1.95%	1.95%	1.95%	(e)
Expenses before waivers and/or expense reimbursement	2.30%	2.35%	2.62%	3.15%	(e)
Net investment income	3.15%	2.91%	3.57%	3.43%	(e)
Portfolio turnover rate	64%	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Floating Rate Income Fund	39

Financial Highlights

continued

Class Z Shares
	Year Ended February 28,			March 30, 2011(a) through February 29,
	2015	2014	2013	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.19	$10.14	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	.42	.40	.46	.37
Net realized and unrealized gain (loss) on investment transactions	(.22)	.06	.26	(.07)
Total from investment operations	.20	.46	.72	.30
Less Dividends and Distributions:
Dividends from net investment income	(.41)	(.38)	(.45)	(.39)
Distributions from net realized gains	(.03)	(.03)	(.04)	-	(b)
Total dividends and distributions	(.44)	(.41)	(.49)	(.39)
Net asset value, end of period	$9.95	$10.19	$10.14	$9.91
Total Return(c):	2.05%	4.68%	7.36%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,729	$47,082	$29,889	$27,488
Average net assets (000)	$52,159	$44,076	$27,983	$25,812
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.85%	.95%	.95%	.95%	(e)
Expenses before waivers and/or expense reimbursement	1.30%	1.31%	1.62%	2.15%	(e)
Net investment income	4.16%	3.85%	4.63%	4.08%	(e)
Portfolio turnover rate	64%	82%	106%	163%	(f)

(a) Commencement of Fund.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

40

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Investment Portfolios, Inc. 14:

We have audited the accompanying statement of assets and liabilities of Prudential Floating Rate Income Fund (hereafter referred to as the “Fund”), a series of Prudential Investment Portfolios, Inc. 14, including the portfolio of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period March 30, 2011 (commencement of operations) through February 29, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2015, and the results of its operations, the changes in its net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

April 17, 2015

Prudential Floating Rate Income Fund	41

Tax Information

(Unaudited)

For the year ended February 28, 2015, the Fund reports the maximum amount allowable but not less than 92.43% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after February 28, 2015. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2016, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2015.

42

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios, Inc. 14, which is comprised of Prudential Floating Rate Income Fund and Prudential Government Income Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	98,911,703.453	98.497%	60.289%
WITHHELD	594,119.003	1.503%	0.920%

(b) Kevin J. Bannon;
FOR	98,968,163.125	98.640%	60.376%
WITHHELD	537,659.331	1.360%	0.833%

(c) Linda W. Bynoe;
FOR	38,907,775.686	98.487%	60.283%
WITHHELD	598,046.770	1.513%	0.926%

(d) Keith F. Hartstein;
FOR	38,968,893.377	98.641%	60.378%
WITHHELD	536,929.079	1.359%	0.831%

(e) Michael S. Hyland;
FOR	38,935,269.434	98.556%	60.325%
WITHHELD	570,553.022	1.444%	0.884%

(f) Stephen P. Munn;
FOR	38,931,469.746	98.574%	60.320%
WITHHELD	574,352.710	1.453%	0.889%

(g) James E. Quinn;
FOR	38,969,613.740	98.643%	60.379%
WITHHELD	536,208.716	1.357%	0.830%

(h) Richard A. Redeker;
FOR	38,919,746.116	98.517%	60.301%
WITHHELD	586,076.340	1.483%	0.908%

(i) Stephen G. Stoneburn;
FOR	38,938,168.910	98.564%	60.330%
WITHHELD	567,653.546	1.436%	0.879%

(j) Stuart S. Parker;
FOR	38,959,339.248	98.617%	60.363%
WITHHELD	546,483.208	1.383%	0.846%

Prudential Floating Rate Income Fund	43

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL

(k) Scott E. Benjamin; and
FOR	38,943,387.646	98.577%	60.338%
WITHHELD	562,434.810	1.423%	0.871%

(l) Grace C. Torres.
FOR	38,946,611.191	98.585%	60.343%
WITHHELD	559,211.265	1.415%	0.866%

44

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Funds is set forth below. Board Members who are not deemed to be “interested persons” of the Funds, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Funds are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Funds.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (56) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (62) Board Member Portfolios Overseen: 66	Managing Director (since April 2008) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (62) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Floating Rate Income Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Stephen P. Munn (72) Board Member Portfolios Overseen: 66	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
James E. Quinn (63) Board Member Portfolios Overseen: 66	Retired; formerly President (2003-2012) and Director (2003-2008), and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1994).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).
Richard A. Redeker (71) Board Member & Independent Chair Portfolios Overseen: 71	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Visit our website at www.prudentialfunds.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen G. Stoneburn (71) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (41) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Prudential Floating Rate Income Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Grace C. Torres* (55) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	None.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.
(1)	The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Stephen P. Munn, 2008; James E. Quinn, 2013; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Visit our website at www.prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008

Prudential Floating Rate Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (47) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Floating Rate Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z
NASDAQ	FRFAX	FRFCX	FRFZX
CUSIP	74439V602	74439V701	74439V800

MF211E    0275799-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended February 28, 2015 and February 28, 2014, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $87,005 and $87,005 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

None.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2015 and 2014. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2015 and 2014 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2015